Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q:

Share Issuance

During April to May 2014, the Company issued 2,222 shares of Common Stock (valued at $5,000) to Steven Girgenti, in consideration for services provided to the Board of Directors; and 727 and 1,453 shares of Common Stock respectively (valued at $1,563 and $3,125 respectively) to Alvaro Pascual-Leone and Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

On April 25, 2014, the Company completed the sale of an additional $929,860 in Units in a final close of the Offering, which were issued pursuant to a Securities Purchase Agreement between the Company and the Investors. In the aggregate, the Company issued 516,594 shares of Common Stock, Series A Warrants to purchase an aggregate of 258,298 shares of Common Stock and Series B Warrants to purchase an aggregate of 258,298 shares of Common Stock.

Amendment to Offering Agreements and removal of anti-dilution

During April and May 2014, the Company requested waivers of certain anti-dilution provisions of the Stock Purchase Agreement and Series A Warrant Agreements (“Waivers”) which were executed with investors in the Company’s $5,000,000 private placement offering which was completed on April 25, 2014. Under the terms of the Waivers, the investors agreed to waive their anti-dilution rights (which arose in the event the Company sold securities at a price below $2.05 within one year of the date that the initial Registration Statement has been declared effective by the SEC) in consideration of the Company’s agreement not to sell any securities at a price below $2.05 within such one-year period. The Waivers become effective as to all the Common Stock issued in the offering once the Company receives the agreement of the holders of eighty percent (80%) of the Common Stock issued in the offering and the holders of eighty percent (80%) of the Common Stock issued in each closing. As of May 14, 2014, the Company had received waivers from the holders of 93.9 percent of the shares issued in the offering, and over 80 percent for each closing, and so the Waivers have been declared effective on 100 percent of the Common Stock issued in the Offering. The Company is continuing to seek Waivers from the remaining investors for their Common Stock and Series A Warrants. Waivers have also been received in respect of the Placement Agent Warrants and the Series A Warrants held by Fountainhead.

As stated in Note 2 (Warrant Derivative Liability) and Note 8, because the Warrants carry certain anti-dilution protection for the holders, the Company has recorded the Series A Warrants and Placement Agent Warrants as a liability, in accordance with the guidance contained in ASC 815-40-15-7D. Following the declaration of effectiveness of the Waivers, the Company will no longer be required to record any derivative liability on account of the Series A Warrants and Placement Agent warrants, with respect of the actual number of Warrants for which the Waivers have been executed.

13. SUBSEQUENT EVENTS

Securities Offering

In the third quarter of 2013, the Company initiated an offering (the “Offering”) of Units comprising shares of common stock (“Common Stock”) (collectively, the “Shares” and individually, a “Share”) and Series A and Series B Warrants (collectively, the “Warrants”) (collectively, the “Units”) to accredited investors (the “Investors”) in a private placement. The terms of the Offering allowed for maximum proceeds of $3,000,000, together with provision to increase the size of the offering by up to an additional $2,000,000.

On January 2, 2014, the Company completed the sale of $1,276,900 in the Units, which were issued pursuant to separate Securities Purchase Agreements between the Company and each of the Investors. In the aggregate, the Company issued 709,398 shares of Common Stock, Series A Warrants to purchase an aggregate of 354,704 shares of Common Stock and Series B Warrants to purchase an aggregate of 354,704 shares of Common Stock.

Each Unit was priced at $1.80 and comprised of one share of Common Stock, a series A warrant (the “Series A Warrants”) and a series B warrant (the “Series B Warrants”). The Series A Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $2.05. The Series B Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $3.08. The Warrants are subject to adjustment for stock splits, stock dividends or recapitalizations.

Also on January 2, 2014, Fountainhead Capital Management Limited (“Fountainhead”) exchanged an aggregate of $1,426,542 of consulting fees owed to it by the Company for the Units issued in the Offering. In the aggregate, the Company issued to Fountainhead 792,523 shares of Common Stock, Series A Warrants to purchase an aggregate of 386,262 shares of Common Stock and Series B Warrants to purchase an aggregate of 386,262 shares of Common Stock.

On January 31, 2014, the Company completed the sale of an additional $1,784,200 in the Units, which were issued pursuant to separate Securities Purchase Agreements between the Company and each of the Investors. In the aggregate, the Company issued 991,232 shares of Common Stock, Series A Warrants to purchase an aggregate of 495,621 shares of Common Stock and Series B Warrants to purchase an aggregate of 495,621 shares of Common Stock.

On February 28, 2014, the Company completed the sale of an additional $27,000 in the Units, which were issued pursuant to a Securities Purchase Agreement between the Company and the Investor. In the aggregate, the Company issued 15,000 shares of Common Stock, Series A Warrants to purchase an aggregate of 7,500 shares of Common Stock and Series B Warrants to purchase an aggregate of 7,500 shares of Common Stock.

On March 31, 2014, the Company completed the sale of an additional $982,040 in the Units, which were issued pursuant to a Securities Purchase Agreement between the Company and the Investors. In the aggregate, the Company issued 545,584 shares of Common Stock, Series A Warrants to purchase an aggregate of 272,796 shares of Common Stock and Series B Warrants to purchase an aggregate of 272,796 shares of Common Stock.

As of the date of this Report a total of $4,070,140 in Units have been sold, and the Offering is ongoing.

Based on the subscription terms applicable to the holders of the Company’s previously-issued Series C Convertible Preferred Stock, such holders were given the option of exchanging their investment in such unconverted Series C Convertible Preferred Stock and the related warrants into the securities which are the subject of the Offering, based on the amount of their investment in the Series C Convertible Preferred Stock and the related warrants. As of March 11, 2014, the holders of 15.15 shares of Series C Convertible Preferred Stock (representing an aggregate investment of $757,700) exchanged their Series C Convertible Preferred Stock and related warrants for an aggregate of 420,838 shares of Common Stock, Series A Warrants to purchase an aggregate of 210,420 shares of Common Stock and Series B Warrants to purchase an aggregate of 210,420 shares of Common Stock. As of this date, only one share of Series C Convertible Preferred Stock remains outstanding, representing an investment of $50,000.

The Company engaged a placement agent (the “Placement Agent”) in connection with this Offering. The Placement Agent receives (i) a cash placement fee equal to 8% of the gross proceeds of the Offering (subject to reduction of 2.5% of gross proceeds received by any investor referred to by the Company (the “Company Investors”)), (ii) an advisory fee equal to 1% of the gross proceeds of the Offering (not including gross proceeds received from any Company Investors), (iii) a non-accountable administrative fee equal to 1% of the gross proceeds of the Offering and (iv) warrants (the “Placement Agent Warrants”) to purchase a number of shares of Common Stock equal to 15% of Shares sold in this Offering by the Placement Agent (subject to reduction to 2.5% of the Shares sold in this Offering to Company Investors). The Placement Agent Warrants are exercisable until the three-year anniversary of the date of the closing of this Offering and have an exercise price equal to the exercise price of the Series A Warrants. In addition to the Placement Agent fees, the Company reimbursed the Placement Agent for its due diligence expenses of $10,000 and its legal fees of $30,000.

The Company simultaneously entered into a Registration Rights Agreement with the Investors with respect to the Shares and shares of Common Stock underlying the Warrants.

The securities sold in the Offering were issued in reliance upon an exemption from securities registration afforded by the provisions of Section 4(a)(2) of the Securities Act of 1933, as amended, (“Securities Act”), and Regulation D, as promulgated by the U.S. Securities and Exchange Commission under the Securities Act.

Concurrent with the Initial Closing of the Offering, and in accordance with the terms of the Offering as agreed with the Placement Agent, the following occurred:

(a) Employment of Chief Executive Officer and Employment Agreements. Effective as of January 2, 2014, our board of directors appointed Peter C. Zachariou, our Executive Vice President, to the additional role as the Company’s Chief Executive Officer. Also effective as of the January 2, 2014 the Company entered into separate, but largely identical Employment Agreements with Mr. Zachariou, Adrian Liddell and David Cantor. Mr. Zachariou’s Employment Agreement commences on the Effective Date and terminates six months following the appointment of a successor Chief Executive Officer; Mr. Liddell’s Employment Agreement commences on the Effective Date and terminates upon the appointment of a successor Chief Financial Officer; and Mr. Cantor’s Employment Agreement commences on the Effective Date and terminates upon the appointment of a successor. The aforementioned Employment Agreements provide for annual compensation of $110,000, payment of which is deferred for 12 months from the Effective Date and is subject to the achievement of certain enumerated milestone conditions. Each of these Employment Agreements supersede any prior employment agreements or arrangements between the respective parties.

(b) Amendment to Consulting Agreement. Effective as of January 2, 2014, the Company and Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to the date which is one (1) year following the date of the Initial Closing. As of the date of the Amendment, the monthly retainer payable to Fountainhead was reduced to $10,000 per month, payable $5,000 in cash and the remainder accrued or payable in Company Common Stock until the occurrence of specified milestones.

(c) Conversion Agreement. Effective as of January 2, 2014, the Company and Fountainhead entered into a Conversion Agreement whereby Fountainhead agreed to convert all amounts accrued as of the date of the Initial Closing into an investment in that amount in the Offering. Pursuant to the terms of this agreement, Fountainhead converted $1,426,542 of accrued consulting fees into the Units.

(d) Fountainhead Debt. Effective as of January 2, 2014, Fountainhead agreed to extend the maturity of all of the Company’s debt obligations to Fountainhead as of August 9, 2013 (aggregating $1,641,487) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions. Fountainhead further released all security interests associated with any of the obligations and agreed to forebear declaring any event of default under the obligations for a period of 24 months following the date of the Initial Closing.

(e) Zachariou Debt. Effective as of January 2, 2014, Peter Zachariou (“Zachariou”) agreed to extend the maturity of all of the Company’s debt obligations to Zachariou at of August 9, 2013 (aggregating $605,550) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions. Zachariou further released all security interests associated with any of the obligations and agreed to forebear declaring any event of default under the obligations for a period of 24 months following the date of the Initial Closing.

(f) Kirsch Debt. Effective as of January 2, 2014, Craig Kirsch (“Kirsch”) agreed to extend the maturity of all of the Company’s debt obligations to Kirsch at of August 9, 2013 (aggregating $108,550) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions. Kirsch further agreed to forebear declaring any event of default under the obligations for a period of 24 months following the date of the Initial Closing.

(g) Osbaldo Debt. Effective as of January 2, 2014, Osbaldo Trading Limited (“Osbaldo”) agreed to extend the maturity of all of the Company’s debt obligations to Osbaldo at of August 9, 2013 (aggregating $42.900) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions. Osbaldo further agreed to forebear declaring any event of default under the obligations for a period of 24 months following the date of the Initial Closing.

(h) Euro-American Debt. Effective as of January 2, 2014, Euro-American Investment Corp. (“Euro-American”) agreed to extend the maturity of the Company’s convertible debt obligation to Euro-American to January 2, 2015, subject to the Company’s obligation to pay all interest on the debt, and subject to early repayment under certain conditions. The Company further agreed to reduce the conversion price applicable to such obligation from $4.50 per share to $1.80 per share. As of the date of this Report, such interest has been fully paid.

(i) Debt Obligations Occurring Since August 9, 2013. The Company’s remaining debt obligations (other than insurance financing) (aggregating $229,519 as of December 31, 2013) became repayable: on the Initial Closing up to an aggregate maximum of $200,000; or in full once gross proceeds under the Offering of $3,000,000 had been achieved. Accordingly, during January and February 2014, the following debt obligation repayments were made: Fountainhead – $91,519; Zachariou – $20,000; Kirsch – $3,000; David Cantor – $15,000; Euro-American – $100,000.

Amendment to Advisory Agreement

On March 11, 2014 the Company entered into an Amendment Agreement with the broker-dealer retained in August 2013. Under the Amendment Agreement, the Company agreed to issue 30,000 shares of Common Stock (valued at $66,000) on the date of the Amendment Agreement in respect of the period January to June 2014, rather than 7,500 shares per month under the original agreement

Other Share Issuance

During January to April 2014, the Company issued 4,516 shares of Common Stock (valued at $10,000) to Steven Girgenti, 2,222 shares of Common Stock (valued at $5,000) to Oscar Bronsther and 2,222 shares of Common Stock (valued at $5,000) to Lowell Rush in consideration for services provided to the Board of Directors; and 710 shares of Common Stock (valued at $1,563) to Alvaro Pasual-Leone, 1,420 shares of Common Stock (valued at $3,125) to Josef Zihl and 694 shares of Common Stock (valued at $1,563) to each of Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During January 2014, the Company issued 3,000 and 2,000 shares of Common Stock (valued at $5,400 and $3,600) to Del Mar Consulting Group, LLC and Alex Partners respectively under the terms of their advisory amendment agreements.

During March 2014, in accordance with the terms of an investor relations advisory agreement, the Company issued 2,500 shares of Common Stock (valued at $4,700) to J and M Group, LLC.

On March 31 2014, in accordance with the terms the Consulting Agreement, the Company issued 6,276 shares of Common Stock (valued at $15,000) to Fountainhead Capital Management Limited.

Warrant Agreement

On January 2, 2014 the Company issued warrants to Dr. Donald O’Rourke to purchase 7,000 shares of Vycor Common Stock at an exercise price of $3.08 per share, exercisable for a period of three years.